Apr. 30, 2022
Evermore Global Value Fund
Evermore Global Value Fund
Investment Objective
The Evermore Global Value Fund (the “Fund”) seeks capital appreciation by investing in securities from markets around the world, including U.S. markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples. You may be required to pay commissions and/or other forms of compensation to your financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor	Institutional
Redemption Fee (as a percentage of amount redeemed, on shares held for 90 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional
Management Fees	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	1.57%	1.32%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$160	$496	$855	$1,867
Institutional Class Shares	$134	$418	$723	$1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions and other market-related fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
To achieve its investment objective, the Fund primarily seeks investments in the equity securities of companies that are both undervalued and undergoing change (“special situations”). Special situations are situations where the securities of a company are expected to appreciate as a result of company-specific developments (also referred to as “catalysts”) rather than general business conditions or movements of the market as a whole. Catalysts may include management changes, shareholder activism, and operational and financial restructurings (e.g., cost-cutting, asset sales, breakups, spinoffs, mergers, acquisitions, liquidations, share buybacks, recapitalizations, etc.).
The Fund takes an opportunistic approach to global value investing and may invest in securities of issuers located in any country, in any industry, and of any market capitalization (i.e., share price times the number of common stock shares outstanding) size.
The Fund may invest a significant percentage of its net assets in the securities of issuers it deems to be “family-controlled companies.” The Fund considers a family-controlled company to be a company in which an individual(s) or members of a family, directly or indirectly control a significant ownership interest - typically more than 20% of the outstanding voting shares - and can influence the destiny of the company through their involvement with, or control of, the company’s Board of Directors and/or through their C-suite position within the company.
The Fund will invest at least 40% of its assets, and may invest up to 100% of its assets, in the securities of issuers located in various foreign countries, including both developed and emerging markets. Evermore Global Advisors, LLC (the “Adviser”) seeks to identify investment opportunities through extensive research and analysis of individual companies, and generally focuses less on stock market conditions or other macro factors. For these reasons, the Fund may seek investments in the securities of companies that the Adviser believes to be temporarily depressed.
The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”). The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds”. The Fund will invest in debt securities based on their current yields and overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.
The Fund may invest a portion of its assets in derivative instruments. These may include forward contracts, options and futures contracts. The Fund invests in derivatives primarily to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including forward foreign currency exchange contracts. The Fund also seeks to hedge exposure to certain markets and securities.
In addition, the Fund may engage in short sales for the following purposes: (i) to hedge against declines of long portfolio positions, (ii) in merger arbitrage situations, and (iii) to profit from declining market values of securities that the Adviser deems to be overvalued.
The Fund typically will hold an equity investment (other than an investment involving a merger arbitrage situation) for a substantial period of time (more than one year). The Adviser will generally sell an investment when it determines that its target value has been reached, when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value, when a position weighting needs to be downsized, when catalysts to recognize value no longer exist, when its original investment thesis changes, or when a better investment opportunity arises.
Although the Fund does not have a policy to concentrate assets in any one industry, the Adviser may, at times, determine that a certain industry or industries offer the best opportunity to achieve the Fund’s investment objective. Therefore, the Adviser may invest a significant portion of the Fund’s total assets in an industry or industries, not to exceed 25% of the market value of the Fund’s total assets in any one industry at the time of purchase. The Fund expects to invest in a relatively small number of issuers.
Principal Investment Risks
Performance
The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class from year to year. The table shows how the Fund’s average annual returns for one year, five years, and ten years compare with those of broad measures of market performance. The returns in the bar chart are for Investor Class shares. Prior to April 30, 2015, there was a maximum sales load of 5.00% on Investor Class shares. The annual returns through December 31, 2015 in the bar chart for the Fund’s Investor Class shares do not reflect sales loads. If the sales load were reflected returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information is available by visiting www.evermoreglobal.com or by calling 866-EVERMORE (866-383-7667) (toll free).
Annual Total Returns (Year Ended December 31) – Investor Class

Highest quarterly return: 13.73% (for the quarter ended December 31, 2020); lowest quarterly return: -30.72% (for the quarter ended March 31, 2020).
Average Annual Total Returns (For the period ended December 31, 2021)

	One Year	Five Years	Ten Years
Evermore Global Value Fund - Investor Class
Return before taxes	5.93%	2.91%	7.28%
Return after taxes on distributions	5.49%	2.58%	6.77%
Return after taxes on distributions and sale of Fund shares	4.19%	2.37%	5.84%
Evermore Global Value Fund - Institutional Class
Return before taxes	6.16%	3.16%	7.54%
MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)	7.82%	9.61%	7.28%
HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)	0.48%	2.50%	3.08%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class only, and the after-tax returns for Institutional Class will vary to the extent it has different expenses. Prior to April 30, 2015, Investor Class shares were known as Class A shares and Institutional Class shares were known as Class I shares.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions or from foreign tax credits are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions or from foreign tax credits may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.